Freight Costs	12 Months Ended
Dec. 31, 2011
Freight Costs

(15) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in distribution expenses. For the year ended December 31, 2011, 2010 and 2009, freight costs included in cost of goods sold were RMB2,147 (US$341), RMB1,985 and RMB2,765, respectively, and RMB9,771 (US$1,552), RMB10,186 and RMB9,618, respectively, were included in distribution expenses.